SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Right-of-use Assets
2026	$ 26,529	$ 18,876
2027	22,107	18,876
2028	5,895	5,147
Total Lease Payments	54,531	42,899
Less: imputed interest	(2,034)	(1,664)
Present value of lease liabilities	52,497	41,235
Lease liabilities - Current	25,140	17,758
Lease liabilities – Non current	$ 27,357	$ 23,477